DISPOSAL OF TJBIO SHANGHAI	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF TJBIO SHANGHAI

3. DISPOSAL OF TJBIO SHANGHAI

On April 2, 2024, as a part of the strategic shift to become a U.S.-based biotech, the Group completed the divestiture of its Greater China assets and business operations. The Group transferred 100% of the outstanding equity interest in TJBio Shanghai to TJBio Hangzhou, an unconsolidated investee (now collectively known as TJ Biopharma), on a cash-free and debt-free basis, for an aggregate consideration of the RMB equivalent of up to $80 million, contingent on TJ Biopharma's achievement of certain future regulatory and sales-based milestone events as well as royalties. The contingent consideration did not meet the definition of a derivative, and as such, the Group elected to account for it as a gain contingency in accordance with ASC 450—Contingencies, and deferred the recognition of the contingent consideration until it becomes realized or realizable. Upon the completion of the divestiture transaction on April 2, 2024, the Group ceased to consolidate the divested entity, assets and businesses as well as its corresponding financial results, which includes the future development costs of the divested Greater China assets and business operations.

In accordance with ASC 205-20-45, TJBio Shanghai met the criteria as a discontinued operation as of April 2, 2024. On April 2, 2024, the assets relevant to the sale of TJBio Shanghai with a carrying value of $33.1 million were classified as assets held for sale, the liabilities relevant to the sale of TJBio Shanghai with a carrying value of $83.7 million were classified as liabilities held for sale. The Group recognized an operational loss of $6.9 million from the results of TJBio Shanghai and a gain of $34.4 million from the sale of TJBio Shanghai during the year ended December 31, 2024. Included in the $34.4 million gain is the carrying value of intangible assets related to eftansomatropin alfa and TJ103 totaling $16.2 million, which were acquired from the business combination of I-Mab Tianjin and Tasgen Group, but the Group no longer retains the associated rights after divestiture of the Greater China assets and business operations. As of December 31, 2024, the gain contingency related to the contingent consideration were not resolved, therefore, no additional gain was recognized related to the sale of TJBio Shanghai during the year ended December 31, 2024.

The following is a reconciliation of the amounts of major classes of loss from operations classified as discontinued operations in the consolidated statements of comprehensive loss for the year ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
	2024	2023	2022
Discontinued Operations:
Revenue	$—	$3,286	$(31,237)
Cost of revenues	—	—	(4,031)
Research and development expenses	(12,013)	(93,443)	(112,171)
Administrative expenses	3,331	(36,045)	(90,941)
Interest income	132	1,447	925
Other income (expenses), net	1,664	(820)	7,638
Equity in income (loss) of affiliate	(12)	63	(33)
Net loss from discontinued operations	$(6,898)	$(125,512)	$(229,850)

The discontinued operations has no associated income tax expense or benefit. Any potential income tax benefit has a full valuation allowance as it is more likely than not those benefits will expire prior to being utilized.

The following is a reconciliation of the amounts of major classes of assets and liabilities classified as discontinued operations in the balance sheet as of December 31, 2023:

As of December 31,
2023
Assets
Current assets of discontinued operations
Cash and cash equivalents	$10,843
Prepayments and other receivables	4,839
Total current assets of discontinued operations	15,682
Non-current assets of discontinued operations
Long-term restricted cash	8,318
Property, equipment and software	3,378
Operating lease right-of-use assets	2,774
Intangible assets	16,676
Investments accounted for using the equity method	1,706
Other non-current assets	356
Total non-current assets of discontinued operations	33,208
Total assets of discontinued operations	$48,890

Liabilities and shareholders’ equity
Current liabilities of discontinued operations
Short-term bank borrowings	$4,231
Accruals and other payables	42,662
Contract liabilities, current	311
Operating lease liabilities, current	2,465
Total current liabilities of discontinued operations	49,669
Non-current liabilities of discontinued operations
Contract liabilities, non-current	41,245
Other non-current liabilities	9,730
Total non-current liabilities of discontinued operations	50,975
Total liabilities	$100,644